UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Strategic Dividend & Income® Fund

Semi-Annual Report

May 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity’s Central Funds.

Top Ten Investments as of May 31, 2021

(excluding cash equivalents)	% of fund's net assets
Procter & Gamble Co.	2.4
Johnson & Johnson	2.4
Prologis (REIT), Inc.	2.1
The Coca-Cola Co.	1.8
Cisco Systems, Inc.	1.6
AbbVie, Inc.	1.5
Bristol-Myers Squibb Co.	1.4
Amgen, Inc.	1.3
PepsiCo, Inc.	1.3
McDonald's Corp.	1.3
17.1

Top Five Market Sectors as of May 31, 2021

% of fund's net assets
Financials	18.5
Real Estate	18.2
Health Care	11.7
Information Technology	8.2
Consumer Staples	8.1

Asset Allocation (% of fund's net assets)

As of May 31, 2021*
Common Stocks	66.7%
Preferred Stocks	7.9%
Convertible Bonds	9.4%
Other Investments	8.7%
Short-Term Investments and Net Other Assets (Liabilities)	7.3%

 * Foreign investments - 8.7%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 9.7%
		Principal Amount(a)	Value
Convertible Bonds - 9.4%
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.0%
Bandwidth, Inc. 0.25% 3/1/26		$950,000	$1,372,750
Vonage Holdings Corp. 1.75% 6/1/24		84,000	92,139
			1,464,889
Entertainment - 0.4%
Liberty Media Corp.:
0.5% 12/1/50 (b)		461,000	542,367
2.25% 12/1/48 (b)		79,000	108,230
Live Nation Entertainment, Inc.:
2% 2/15/25		1,201,000	1,379,349
2.5% 3/15/23		2,224,000	3,206,763
Spotify U.S.A., Inc. 0% 3/15/26 (b)		100,000	91,300
World Wrestling Entertainment, Inc. 3.375% 12/15/23		2,429,000	5,600,363
Zynga, Inc.:
0% 12/15/26 (b)		2,733,000	2,944,808
0.25% 6/1/24		3,406,000	4,793,945
			18,667,125
Interactive Media & Services - 0.7%
Eventbrite, Inc.:
0.75% 9/15/26 (b)		1,200,000	1,211,250
5% 12/1/25 (b)		209,000	381,208
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (b)		1,332,000	2,296,035
IAC FinanceCo 3, Inc. 2% 1/15/30 (b)		1,345,000	2,473,959
IAC FinanceCo, Inc. 0.875% 10/1/22 (b)		951,000	3,102,638
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)		80,000	72,905
Snap, Inc.:
0% 5/1/27 (b)		1,265,000	1,301,369
0.25% 5/1/25		1,947,000	5,598,842
0.75% 8/1/26		2,710,000	7,491,456
TripAdvisor, Inc. 0.25% 4/1/26 (b)		78,000	75,153
Twitter, Inc. 0.25% 6/15/24		7,454,000	9,331,663
Zillow Group, Inc.:
0.75% 9/1/24		1,160,000	3,123,300
1.375% 9/1/26		513,000	1,391,192
1.5% 7/1/23		517,000	780,360
2.75% 5/15/25		1,314,000	2,490,851
			41,122,181
Media - 0.6%
Cable One, Inc.:
0% 3/15/26 (b)		102,000	100,011
1.125% 3/15/28 (b)		105,000	104,007
DISH Network Corp.:
0% 12/15/25 (b)		7,233,000	8,679,600
2.375% 3/15/24		3,732,000	3,610,710
3.375% 8/15/26		11,011,000	11,363,352
Gannett Co., Inc. 4.75% 4/15/24		1,250,000	1,146,351
Grizzly Merger Sub 1 LLC 1.75% 9/30/46 (b)		2,159,000	4,041,432
Liberty Broadband Corp.:
1.25% 9/30/50 (b)		110,000	110,275
2.75% 9/30/50 (b)		1,120,000	1,175,855
Liberty Interactive LLC 1.75% 9/30/46 (b)		673,000	1,387,255
Liberty Media Corp.:
1% 1/30/23		554,000	708,843
1.375% 10/15/23		83,000	105,323
TechTarget, Inc. 0.125% 12/15/25 (b)		355,000	420,498
			32,953,512
TOTAL COMMUNICATION SERVICES			94,207,707
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.0%
LCI Industries 1.125% 5/15/26 (b)		1,850,000	2,022,975
Veoneer, Inc. 4% 6/1/24		142,000	182,204
			2,205,179
Automobiles - 0.3%
Ford Motor Co. 0% 3/15/26 (b)		6,916,000	7,604,299
Tesla, Inc. 2% 5/15/24		938,000	9,426,900
			17,031,199
Diversified Consumer Services - 0.0%
Chegg, Inc.:
0% 9/1/26 (b)		110,000	110,825
0.125% 3/15/25		947,000	1,507,151
			1,617,976
Hotels, Restaurants & Leisure - 0.5%
Airbnb, Inc. 0% 3/15/26 (b)		100,000	93,200
Bloomin' Brands, Inc. 5% 5/1/25		57,000	148,521
Caesars Entertainment Corp. 5% 10/1/24		650,000	1,726,595
Carnival Corp. 5.75% 4/1/23		1,246,000	3,839,300
DraftKings, Inc. 0% 3/15/28 (b)		1,784,000	1,623,440
Expedia, Inc. 0% 2/15/26 (b)		90,000	99,225
MakeMyTrip Ltd. 0% 2/15/28 (b)		3,569,000	3,521,760
Marriott Vacations Worldwide Corp.:
0% 1/15/26 (b)		100,000	116,188
1.5% 9/15/22		75,000	94,734
NCL Corp. Ltd.:
5.375% 8/1/25 (b)		1,000,000	1,930,000
6% 5/15/24		1,066,000	2,666,599
Penn National Gaming, Inc. 2.75% 5/15/26		1,083,000	3,864,686
Royal Caribbean Cruises Ltd.:
2.875% 11/15/23 (b)		1,190,000	1,576,155
4.25% 6/15/23 (b)		2,030,000	2,959,740
Shake Shack, Inc. 0% 3/1/28 (b)		90,000	82,092
The Booking Holdings, Inc. 0.75% 5/1/25		4,207,000	6,186,394
Vail Resorts, Inc. 0% 1/1/26 (b)		100,000	106,375
			30,635,004
Internet & Direct Marketing Retail - 0.2%
Etsy, Inc.:
0.125% 10/1/26		1,465,000	2,891,910
0.125% 9/1/27 (b)		1,370,000	1,586,460
Farfetch Ltd. 3.75% 5/1/27		510,000	1,537,650
Fiverr International Ltd. 0% 11/1/25 (b)		960,000	1,151,424
Groupon, Inc. 1.125% 3/15/26 (b)		119,000	115,281
MercadoLibre, Inc. 2% 8/15/28		506,000	1,563,540
The RealReal, Inc. 3% 6/15/25 (b)		69,000	87,115
Wayfair LLC 1.125% 11/1/24		329,000	877,213
			9,810,593
Leisure Products - 0.1%
Callaway Golf Co. 2.75% 5/1/26		1,522,000	3,345,546
Peloton Interactive, Inc. 0% 2/15/26 (b)		50,000	47,750
			3,393,296
Specialty Retail - 0.3%
American Eagle Outfitters, Inc. 3.75% 4/15/25		409,000	1,686,358
Burlington Stores, Inc. 2.25% 4/15/25		775,000	1,236,125
Dick's Sporting Goods, Inc. 3.25% 4/15/25		1,978,000	5,686,750
National Vision Holdings, Inc. 2.5% 5/15/25		998,000	1,713,441
Shift Technologies, Inc. 4.75% 5/15/26 (b)		1,200,000	1,300,560
WH Smith PLC 1.625% 5/7/26 (Reg. S)	GBP	1,500,000	2,128,365
			13,751,599
Textiles, Apparel & Luxury Goods - 0.1%
Under Armour, Inc. 1.5% 6/1/24 (b)		2,377,000	4,801,135
TOTAL CONSUMER DISCRETIONARY			83,245,981
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Beyond Meat, Inc. 0% 3/15/27 (b)		100,000	99,813
Tobacco - 0.1%
Turning Point Brands, Inc. 2.5% 7/15/24		2,464,000	2,678,060
TOTAL CONSUMER STAPLES			2,777,873
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Antero Resources Corp. 4.25% 9/1/26 (b)		1,887,000	5,840,265
Arch Resources, Inc. 5.25% 11/15/25 (b)		1,247,000	2,151,574
CNX Resources Corp. 2.25% 5/1/26		1,172,000	1,518,912
EQT Corp. 1.75% 5/1/26		1,529,000	2,429,275
Pioneer Natural Resources Co. 0.25% 5/15/25		2,515,000	3,817,770
			15,757,796
FINANCIALS - 0.0%
Capital Markets - 0.0%
Coinbase Global, Inc. 0.5% 6/1/26 (b)		80,000	80,760
Mortgage Real Estate Investment Trusts - 0.0%
Arbor Realty Trust, Inc. 4.75% 11/1/22		510,000	550,239
Hannon Armstrong Sustainable Infrastructure Capital, Inc.:
0% 8/15/23		90,000	103,219
4.125% 9/1/22		866,000	1,568,586
Starwood Property Trust, Inc. 4.375% 4/1/23		57,000	60,067
Two Harbors Investment Corp. 6.25% 1/15/26		80,000	86,012
			2,368,123
TOTAL FINANCIALS			2,448,883
HEALTH CARE - 1.2%
Biotechnology - 0.4%
BridgeBio Pharma, Inc.:
2.25% 2/1/29 (b)		1,397,000	1,300,832
2.5% 3/15/27		1,000,000	1,590,000
Coherus BioSciences, Inc. 1.5% 4/15/26		80,000	79,937
Dynavax Technologies Corp. 2.5% 5/15/26 (b)		100,000	102,538
Exact Sciences Corp.:
0.375% 3/15/27		1,417,000	1,741,139
0.375% 3/1/28		1,777,000	2,043,550
1% 1/15/25		1,218,000	1,972,399
Halozyme Therapeutics, Inc. 1.25% 12/1/24		330,000	595,023
Insmed, Inc. 0.75% 6/1/28		100,000	99,813
Intercept Pharmaceuticals, Inc. 3.25% 7/1/23		1,108,000	990,850
Invitae Corp. 2% 9/1/24		71,000	87,287
Natera, Inc. 2.25% 5/1/27		578,000	1,478,596
Neurocrine Biosciences, Inc. 2.25% 5/15/24		1,475,000	1,986,641
Novavax, Inc. 3.75% 2/1/23		5,049,000	7,117,028
Sarepta Therapeutics, Inc. 1.5% 11/15/24		845,000	1,101,141
			22,286,774
Health Care Equipment & Supplies - 0.5%
Cantel Medical Corp. 3.25% 5/15/25		49,000	99,623
CONMED Corp. 2.625% 2/1/24		1,068,000	1,728,825
DexCom, Inc.:
0.25% 11/15/25		2,828,000	2,773,208
0.75% 12/1/23		1,705,000	3,838,381
Envista Holdings Corp. 2.375% 6/1/25 (b)		2,100,000	4,533,480
Glaukos Corp. 2.75% 6/15/27 (b)		712,000	1,084,946
Haemonetics Corp. 0% 3/1/26 (b)		100,000	78,693
Insulet Corp.:
0.375% 9/1/26		2,115,000	2,838,066
1.375% 11/15/24		930,000	2,699,325
Integra LifeSciences Holdings Corp. 0.5% 8/15/25		1,458,000	1,622,900
Livanova U.S.A., Inc. 3% 12/15/25 (b)		1,360,000	2,091,850
Mesa Laboratories, Inc. 1.375% 8/15/25		566,000	616,261
Nevro Corp. 2.75% 4/1/25		343,000	550,103
Novocure Ltd. 0% 11/1/25 (b)		890,000	1,249,338
SmileDirectClub, Inc. 0% 2/1/26 (b)		130,000	102,538
Tandem Diabetes Care, Inc. 1.5% 5/1/25 (b)		4,162,000	4,474,150
Varex Imaging Corp. 4% 6/1/25 (b)		100,000	140,375
			30,522,062
Health Care Providers & Services - 0.1%
1Life Healthcare, Inc. 3% 6/15/25 (b)		40,000	45,852
Accolade, Inc. 0.5% 4/1/26 (b)		80,000	95,708
Anthem, Inc. 2.75% 10/15/42		382,000	2,125,830
Guardant Health, Inc. 0% 11/15/27 (b)		4,004,000	4,461,958
Oak Street Health, Inc. 0% 3/15/26 (b)		100,000	102,938
			6,832,286
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. 0.875% 1/1/27		500,000	713,079
Health Catalyst, Inc. 2.5% 4/15/25		374,000	694,238
Omnicell, Inc. 0.25% 9/15/25 (b)		959,000	1,442,816
Teladoc Health, Inc.:
1.25% 6/1/27 (b)		67,000	70,601
1.375% 5/15/25		234,000	662,366
Vocera Communications, Inc. 0.5% 9/15/26 (b)		90,000	79,481
			3,662,581
Life Sciences Tools & Services - 0.1%
Illumina, Inc. 0% 8/15/23		1,583,000	1,893,664
Nanostring Technologies, Inc. 2.625% 3/1/25		500,000	703,450
NeoGenomics, Inc.:
0.25% 1/15/28		95,000	87,519
1.25% 5/1/25		420,000	559,650
Repligen Corp. 0.375% 7/15/24		960,000	1,596,000
			4,840,283
Pharmaceuticals - 0.0%
Pacira Biosciences, Inc.:
0.75% 8/1/25 (b)		100,000	109,250
2.375% 4/1/22		99,000	108,529
			217,779
TOTAL HEALTH CARE			68,361,765
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
Parsons Corp. 0.25% 8/15/25 (b)		4,761,000	5,065,704
Air Freight & Logistics - 0.0%
Air Transport Services Group, Inc. 1.125% 10/15/24		776,500	803,212
Atlas Air Worldwide Holdings, Inc. 1.875% 6/1/24		1,025,000	1,408,094
			2,211,306
Airlines - 0.3%
American Airlines Group, Inc. 6.5% 7/1/25		1,025,000	1,773,250
JetBlue Airways Corp. 0.5% 4/1/26 (b)		4,495,000	4,897,303
Southwest Airlines Co. 1.25% 5/1/25		4,687,000	7,979,618
Spirit Airlines, Inc.:
1% 5/15/26		1,270,000	1,297,051
4.75% 5/15/25		446,000	1,329,080
			17,276,302
Construction & Engineering - 0.1%
Granite Construction, Inc. 2.75% 11/1/24		2,591,000	3,664,395
Electrical Equipment - 0.1%
Bloom Energy Corp. 2.5% 8/15/25 (b)		728,000	1,200,767
Plug Power, Inc. 3.75% 6/1/25 (b)		259,000	1,584,017
Sunrun, Inc. 0% 2/1/26 (b)		100,000	81,560
			2,866,344
Machinery - 0.1%
Chart Industries, Inc. 1% 11/15/24 (b)		513,000	1,302,058
John Bean Technologies Corp. 0.25% 5/15/26 (b)		1,970,000	2,110,855
Middleby Corp. 1% 9/1/25 (b)		890,000	1,238,880
The Greenbrier Companies, Inc. 2.875% 4/15/28 (b)		2,450,000	2,599,450
			7,251,243
Marine - 0.0%
Seaspan Corp. 3.75% 12/15/25 (b)		1,810,000	2,200,055
Professional Services - 0.2%
FTI Consulting, Inc. 2% 8/15/23		4,259,000	6,118,054
KBR, Inc. 2.5% 11/1/23		4,219,000	6,980,336
			13,098,390
Road & Rail - 0.1%
Lyft, Inc. 1.5% 5/15/25 (b)		1,400,000	2,273,600
Uber Technologies, Inc. 0% 12/15/25 (b)		3,150,000	3,205,125
			5,478,725
TOTAL INDUSTRIALS			59,112,464
INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.0%
Lumentum Holdings, Inc.:
0.25% 3/15/24		589,000	852,054
0.5% 12/15/26		1,359,000	1,459,226
			2,311,280
Electronic Equipment & Components - 0.0%
II-VI, Inc. 0.25% 9/1/22		64,000	95,520
Insight Enterprises, Inc. 0.75% 2/15/25		1,073,000	1,690,507
Itron, Inc. 0% 3/15/26 (b)		78,000	78,800
Knowles Corp. 3.25% 11/1/21		123,000	140,454
			2,005,281
IT Services - 0.5%
Akamai Technologies, Inc.:
0.125% 5/1/25		2,555,000	3,310,003
0.375% 9/1/27		2,474,000	2,835,204
Fastly, Inc. 0% 3/15/26 (b)		100,000	86,550
MongoDB, Inc.:
0.25% 1/15/26		1,370,000	2,096,100
0.75% 6/15/24		181,000	774,463
Okta, Inc.:
0.125% 9/1/25		2,119,000	2,854,293
0.375% 6/15/26 (b)		2,460,000	2,882,813
Repay Holdings Corp. 0% 2/1/26 (b)		77,000	74,353
Sabre GLBL, Inc. 4% 4/15/25		58,000	114,550
Shift4 Payments, Inc. 0% 12/15/25 (b)		1,219,000	1,645,711
Shopify, Inc. 0.125% 11/1/25		1,602,000	1,924,403
Square, Inc.:
0% 5/1/26 (b)		2,292,000	2,493,983
0.125% 3/1/25		1,319,000	2,508,573
0.25% 11/1/27 (b)		1,717,000	1,930,552
0.5% 5/15/23		895,000	2,553,435
Twilio, Inc. 0.25% 6/1/23		441,000	2,087,606
			30,172,592
Semiconductors & Semiconductor Equipment - 0.7%
Cree, Inc.:
0.875% 9/1/23		993,000	1,688,100
1.75% 5/1/26		1,205,000	2,657,025
Enphase Energy, Inc.:
0% 3/1/26 (b)		100,000	91,100
0% 3/1/28 (b)		100,000	86,603
0.25% 3/1/25 (b)		691,000	1,309,445
Inphi Corp. 0.75% 4/15/25		1,311,000	1,995,998
MACOM Technology Solutions Holdings, Inc. 0.25% 3/15/26 (b)		1,230,000	1,248,450
Microchip Technology, Inc.:
1.625% 2/15/25		855,000	2,968,453
1.625% 2/15/27		1,285,000	2,988,396
2.25% 2/15/37		1,422,000	3,323,925
Micron Technology, Inc. 3.125% 5/1/32		701,000	5,899,826
Nova Measuring Instruments Ltd. 0% 10/15/25 (b)		460,000	656,363
ON Semiconductor Corp.:
0% 5/1/27 (b)		2,823,000	2,957,093
1.625% 10/15/23		1,370,000	2,702,325
Rambus, Inc. 1.375% 2/1/23		340,000	399,704
SMART Global Holdings, Inc. 2.25% 2/15/26		100,000	136,560
SolarEdge Technologies, Inc. 0% 9/15/25 (b)		1,565,000	1,891,303
Synaptics, Inc. 0.5% 6/15/22		335,000	577,038
Teradyne, Inc. 1.25% 12/15/23		768,000	3,213,600
Veeco Instruments, Inc. 3.75% 6/1/27 (b)		90,000	167,379
			36,958,686
Software - 1.9%
2U, Inc. 2.25% 5/1/25		805,000	1,201,463
8x8, Inc. 0.5% 2/1/24		673,000	755,443
Alarm.com Holdings, Inc. 0% 1/15/26 (b)		490,000	445,900
Altair Engineering, Inc. 0.25% 6/1/24		1,265,000	1,934,143
Alteryx, Inc.:
0.5% 8/1/24		64,000	60,442
1% 8/1/26		63,000	57,607
Atlassian, Inc. 0.625% 5/1/23		932,000	2,659,695
Avaya Holdings Corp. 2.25% 6/15/23		550,000	674,575
Bentley Systems, Inc. 0.125% 1/15/26 (b)		100,000	112,400
Bill.Com Holdings, Inc. 0% 12/1/25 (b)		100,000	118,813
BlackLine, Inc.:
0% 3/15/26 (b)		1,625,000	1,541,719
0.125% 8/1/24		1,386,000	2,106,720
Box, Inc. 0% 1/15/26 (b)		2,757,000	3,112,102
Cerence, Inc. 3% 6/1/25 (b)		335,000	890,760
Ceridian HCM Holding, Inc. 0.25% 3/15/26 (b)		2,450,000	2,385,688
Cloudflare, Inc. 0.75% 5/15/25 (b)		35,000	78,859
Coupa Software, Inc.:
0.125% 6/15/25		1,166,000	1,872,013
0.375% 6/15/26 (b)		2,510,000	2,731,194
Datadog, Inc. 0.125% 6/15/25 (b)		1,030,000	1,264,325
DocuSign, Inc. 0% 1/15/24 (b)		77,000	74,459
Dropbox, Inc.:
0% 3/1/26 (b)		84,000	85,512
0% 3/1/28 (b)		98,000	100,205
Dye & Durham Ltd. 3.75% 3/1/26 (b)(c)	CAD	3,900,000	3,313,126
Everbridge, Inc.:
0% 3/15/26 (b)		3,190,000	3,074,363
0.125% 12/15/24		1,397,000	1,741,011
FireEye, Inc. 0.875% 6/1/24		2,120,000	2,513,525
Five9, Inc. 0.5% 6/1/25 (b)		1,310,000	1,888,038
fuboTV, Inc. 3.25% 2/15/26 (b)		1,134,000	996,503
Guidewire Software, Inc. 1.25% 3/15/25		1,087,000	1,190,944
HubSpot, Inc. 0.375% 6/1/25 (b)		951,000	1,775,993
j2 Global, Inc.:
1.75% 11/1/26 (b)		122,000	147,779
3.25% 6/15/29		64,000	118,003
LivePerson, Inc.:
0% 12/15/26 (b)		2,067,000	2,068,240
0.75% 3/1/24		1,625,000	2,579,539
Medallia, Inc. 0.125% 9/15/25 (b)		80,000	78,104
MicroStrategy, Inc.:
0% 2/15/27 (b)		103,000	74,418
0.75% 12/15/25 (b)		3,264,000	4,575,802
Mitek Systems, Inc. 0.75% 2/1/26 (b)		76,000	81,843
Model N, Inc. 2.625% 6/1/25 (b)		69,000	89,610
NortonLifeLock, Inc. 2% 8/15/22 (b)		1,300,000	1,810,900
Nuance Communications, Inc.:
1% 12/15/35		1,465,000	3,201,025
1.25% 4/1/25		1,112,000	2,999,552
Nutanix, Inc. 0% 1/15/23		318,000	319,590
Pagerduty, Inc. 1.25% 7/1/25 (b)		645,000	811,894
Palo Alto Networks, Inc.:
0.375% 6/1/25 (b)		4,574,000	6,136,021
0.75% 7/1/23		3,822,000	5,494,125
Pegasystems, Inc. 0.75% 3/1/25		1,095,000	1,209,975
Progress Software Corp. 1% 4/15/26 (b)		1,380,000	1,378,137
Proofpoint, Inc. 0.25% 8/15/24		1,271,000	1,585,573
Q2 Holdings, Inc.:
0.125% 11/15/25 (b)		1,150,000	1,118,222
0.75% 6/1/26		1,220,000	1,505,175
Rapid7, Inc.:
0.25% 3/15/27 (b)		850,000	886,635
2.25% 5/1/25		1,390,000	2,130,175
RingCentral, Inc.:
0% 3/1/25		2,139,000	2,239,266
0% 3/15/26 (b)		80,000	78,350
SailPoint Technologies Holding, Inc. 0.125% 9/15/24		1,107,000	1,925,627
ServiceNow, Inc. 0% 6/1/22		556,000	1,950,439
Splunk, Inc.:
0.5% 9/15/23		1,490,000	1,625,031
1.125% 9/15/25		1,610,000	1,787,100
1.125% 6/15/27 (b)		75,000	68,813
Tyler Technologies, Inc. 0.25% 3/15/26 (b)		2,690,000	2,765,320
Varonis Systems, Inc. 1.25% 8/15/25		490,000	828,100
Verint Systems, Inc. 0.25% 4/15/26 (b)		1,460,000	1,443,657
Workday, Inc. 0.25% 10/1/22		1,888,000	3,006,640
Workiva, Inc. 1.125% 8/15/26		603,000	821,371
Zendesk, Inc.:
0.25% 3/15/23		62,000	134,676
0.625% 6/15/25 (b)		2,415,000	3,388,487
Zscaler, Inc. 0.125% 7/1/25 (b)		897,000	1,294,820
			104,515,574
TOTAL INFORMATION TECHNOLOGY			175,963,413
MATERIALS - 0.2%
Chemicals - 0.0%
Livent Corp. 4.125% 7/15/25 (b)		522,000	1,259,325
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 3.5% 6/15/25 (b)		60,000	104,964
Cleveland-Cliffs, Inc. 1.5% 1/15/25		88,000	229,480
Endeavour Mining Corp. 3% 2/15/23 (b)		1,610,000	1,893,843
MP Materials Corp. 0.25% 4/1/26 (b)		2,693,000	2,465,893
SSR Mining, Inc. 2.5% 4/1/39		2,061,000	2,707,742
United States Steel Corp. 5% 11/1/26		1,298,000	2,787,455
			10,189,377
TOTAL MATERIALS			11,448,702
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
IH Merger Sub LLC 3.5% 1/15/22		1,000,000	1,592,500
iStar Financial, Inc. 3.125% 9/15/22		675,000	850,922
Pebblebrook Hotel Trust 1.75% 12/15/26		4,309,000	4,739,900
Summit Hotel Properties, Inc. 1.5% 2/15/26		4,533,000	4,736,985
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)		2,503,000	2,937,896
			14,858,203
Real Estate Management & Development - 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26 (b)		1,250,000	1,274,063
Redfin Corp.:
0% 10/15/25 (b)		90,000	97,335
0.5% 4/1/27 (b)		80,000	75,840
			1,447,238
TOTAL REAL ESTATE			16,305,441
UTILITIES - 0.0%
Electric Utilities - 0.0%
NRG Energy, Inc. 2.75% 6/1/48		1,399,000	1,503,925
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4% 7/15/25 (b)		80,000	94,952
Sunnova Energy International, Inc. 0.25% 12/1/26 (b)		80,000	83,840
			178,792
TOTAL UTILITIES			1,682,717

TOTAL CONVERTIBLE BONDS			531,312,742

Nonconvertible Bonds - 0.3%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
DCP Midstream Operating LP 5.85% 5/21/43 (b)(d)		1,000,000	915,000
FINANCIALS - 0.3%
Banks - 0.1%
JPMorgan Chase & Co. 3 month U.S. LIBOR + 1.000% 1.1559% 5/15/77 (d)(e)		4,500,000	3,791,250
Diversified Financial Services - 0.2%
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4% 12/21/65 (b)(d)(e)		14,050,000	11,785,140
TOTAL FINANCIALS			15,576,390
UTILITIES - 0.0%
Multi-Utilities - 0.0%
CMS Energy Corp. 4.75% 6/1/50 (d)		300,000	330,750

TOTAL NONCONVERTIBLE BONDS			16,822,140

TOTAL CORPORATE BONDS
(Cost $414,021,734)			548,134,882
		Shares	Value

Common Stocks - 49.5%
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.		1,401,600	41,249,088
Verizon Communications, Inc.		1,077,500	60,867,975
			102,117,063
Entertainment - 0.4%
Activision Blizzard, Inc.		69,500	6,758,875
The Walt Disney Co. (f)		89,400	15,971,310
			22,730,185
Interactive Media & Services - 0.1%
Genius Sports Ltd. (f)(g)		293,000	7,061,300
Media - 0.7%
Comcast Corp. Class A		228,300	13,090,722
Interpublic Group of Companies, Inc.		582,500	19,624,425
Shaw Communications, Inc. Class B		93,500	2,774,014
WPP PLC		202,700	2,803,073
			38,292,234
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. Class B (non-vtg.)		50,300	2,575,427
T-Mobile U.S., Inc.		180,871	25,584,203
			28,159,630

TOTAL COMMUNICATION SERVICES			198,360,412

CONSUMER DISCRETIONARY - 4.4%
Hotels, Restaurants & Leisure - 1.5%
Caesars Entertainment, Inc. (f)		52,199	5,608,783
McDonald's Corp.		300,709	70,332,828
Starbucks Corp.		57,700	6,570,876
			82,512,487
Household Durables - 0.4%
Lennar Corp. Class A		121,300	12,009,913
Tempur Sealy International, Inc.		290,800	11,195,800
			23,205,713
Internet & Direct Marketing Retail - 0.1%
eBay, Inc.		67,000	4,078,960
Multiline Retail - 1.0%
Dollar Tree, Inc. (f)		88,600	8,638,500
Target Corp.		199,476	45,265,094
			53,903,594
Specialty Retail - 1.2%
Best Buy Co., Inc.		131,000	15,227,440
Lowe's Companies, Inc.		75,900	14,787,597
The Home Depot, Inc.		84,300	26,884,113
TJX Companies, Inc.		186,700	12,609,718
			69,508,868
Textiles, Apparel & Luxury Goods - 0.2%
PVH Corp. (f)		42,076	4,831,166
Tapestry, Inc. (f)		147,800	6,634,742
			11,465,908

TOTAL CONSUMER DISCRETIONARY			244,675,530

CONSUMER STAPLES - 8.0%
Beverages - 3.5%
Diageo PLC		405,100	19,556,665
Keurig Dr. Pepper, Inc.		202,300	7,477,008
PepsiCo, Inc.		479,400	70,922,436
The Coca-Cola Co.		1,826,300	100,976,127
			198,932,236
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (f)		165,600	7,417,224
Costco Wholesale Corp.		16,600	6,279,282
Kroger Co.		428,374	15,841,271
Sysco Corp.		389,200	31,525,200
Walmart, Inc.		47,500	6,746,425
			67,809,402
Food Products - 0.9%
Bunge Ltd.		78,400	6,806,688
Lamb Weston Holdings, Inc.		154,100	12,711,709
Mondelez International, Inc.		263,300	16,727,449
Nestle SA (Reg. S)		105,520	12,995,565
			49,241,411
Household Products - 2.4%
Procter & Gamble Co.		996,158	134,331,871

TOTAL CONSUMER STAPLES			450,314,920

ENERGY - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Antero Resources Corp. (f)		139,605	1,802,301
Black Stone Minerals LP		52,543	520,176
BP PLC		2,594,500	11,314,652
Brigham Minerals, Inc. Class A		89,487	1,623,294
Canadian Natural Resources Ltd. (g)		65,723	2,275,330
Cheniere Energy Partners LP		66,119	2,728,070
Chevron Corp.		121,362	12,596,162
ConocoPhillips Co.		118,577	6,609,482
Delek Logistics Partners LP		38,059	1,666,604
Devon Energy Corp.		24,600	653,376
DHT Holdings, Inc.		2,697,655	17,264,992
Energy Transfer LP		753,518	7,459,828
Enterprise Products Partners LP		178,716	4,219,485
Equitrans Midstream Corp.		61,331	505,367
Exxon Mobil Corp.		529,600	30,912,752
Hess Midstream LP		43,175	1,099,667
Holly Energy Partners LP		76,989	1,637,556
HollyFrontier Corp.		20,962	680,636
Imperial Oil Ltd.		542,400	18,249,266
Magellan Midstream Partners LP		133,266	6,568,681
MPLX LP		107,391	3,074,604
Phillips 66 Co.		104,700	8,817,834
Phillips 66 Partners LP		44,396	1,779,392
Plains All American Pipeline LP		314,599	3,312,727
Rattler Midstream LP (g)		117,305	1,236,395
Suncor Energy, Inc.		599,400	13,934,684
Suncor Energy, Inc. (g)		31,346	724,093
Targa Resources Corp.		84,591	3,287,206
Valero Energy Corp.		123,173	9,903,109
Viper Energy Partners LP		124,522	2,245,132
Western Midstream Partners LP		342,668	6,846,507
			185,549,360
FINANCIALS - 6.1%
Banks - 2.3%
Bank of America Corp.		584,700	24,785,433
Citigroup, Inc.		309,000	24,321,390
JPMorgan Chase & Co.		139,600	22,927,904
M&T Bank Corp.		200,500	32,218,345
Wells Fargo & Co.		502,700	23,486,144
			127,739,216
Capital Markets - 1.3%
BlackRock, Inc. Class A		71,700	62,883,768
KKR & Co. LP		246,000	13,699,740
			76,583,508
Consumer Finance - 0.5%
Capital One Financial Corp.		185,000	29,744,300
Diversified Financial Services - 0.1%
Equitable Holdings, Inc.		105,398	3,346,387
Insurance - 1.9%
American Financial Group, Inc.		79,200	10,538,352
Chubb Ltd.		211,000	35,867,890
Hartford Financial Services Group, Inc.		196,800	12,860,880
Marsh & McLennan Companies, Inc.		53,500	7,401,725
Old Republic International Corp.		186,500	4,897,490
The Travelers Companies, Inc.		228,100	36,427,570
			107,993,907

TOTAL FINANCIALS			345,407,318

HEALTH CARE - 9.9%
Biotechnology - 2.8%
AbbVie, Inc.		766,300	86,745,160
Alder Biopharmaceuticals, Inc. rights (c)(f)		61,506	54,125
Amgen, Inc.		308,600	73,428,284
			160,227,569
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co.		48,600	11,755,854
Danaher Corp.		72,400	18,544,536
			30,300,390
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.		65,200	26,857,184
Pharmaceuticals - 6.1%
AstraZeneca PLC sponsored ADR (g)		305,300	17,331,881
Bristol-Myers Squibb Co.		1,162,700	76,412,644
Eli Lilly & Co.		323,700	64,655,838
Johnson & Johnson		783,577	132,620,407
Roche Holding AG (participation certificate)		62,980	21,910,047
Sanofi SA sponsored ADR		553,500	29,573,505
			342,504,322

TOTAL HEALTH CARE			559,889,465

INDUSTRIALS - 5.3%
Aerospace & Defense - 0.4%
Northrop Grumman Corp.		41,700	15,256,779
The Boeing Co. (f)		16,700	4,125,234
			19,382,013
Air Freight & Logistics - 1.2%
Deutsche Post AG		97,400	6,646,092
United Parcel Service, Inc. Class B		294,400	63,178,240
			69,824,332
Building Products - 0.5%
Johnson Controls International PLC		396,400	26,376,456
Commercial Services & Supplies - 0.1%
Waste Management, Inc.		55,800	7,849,944
Electrical Equipment - 0.8%
AMETEK, Inc.		50,700	6,849,570
Eaton Corp. PLC		254,800	37,009,700
			43,859,270
Industrial Conglomerates - 0.7%
General Electric Co.		1,484,600	20,873,476
Roper Technologies, Inc.		16,400	7,380,164
Siemens AG		82,600	13,397,623
			41,651,263
Machinery - 0.8%
Fortive Corp.		77,900	5,649,308
ITT, Inc.		162,200	15,230,580
Otis Worldwide Corp.		95,200	7,457,016
Snap-On, Inc.		36,300	9,242,706
Stanley Black & Decker, Inc.		33,800	7,327,840
			44,907,450
Marine - 0.1%
A.P. Moller - Maersk A/S Series B		1,400	3,874,278
Professional Services - 0.2%
Equifax, Inc.		50,600	11,893,024
Road & Rail - 0.1%
Norfolk Southern Corp.		26,200	7,359,580
Trading Companies & Distributors - 0.1%
Watsco, Inc.		25,200	7,343,280
Transportation Infrastructure - 0.3%
Aena SME SA (b)(f)		81,200	14,248,893

TOTAL INDUSTRIALS			298,569,783

INFORMATION TECHNOLOGY - 4.9%
Communications Equipment - 1.6%
Cisco Systems, Inc.		1,680,400	88,893,160
IT Services - 0.8%
Amdocs Ltd.		192,600	15,042,060
Paychex, Inc.		250,100	25,295,114
Visa, Inc. Class A		28,700	6,523,510
			46,860,684
Semiconductors & Semiconductor Equipment - 1.1%
NXP Semiconductors NV		149,900	31,691,858
Qualcomm, Inc.		44,700	6,013,938
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		189,900	22,286,664
			59,992,460
Software - 0.7%
Microsoft Corp.		132,500	33,082,600
NortonLifeLock, Inc.		311,700	8,621,622
			41,704,222
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.		98,800	12,311,468
Samsung Electronics Co. Ltd.		335,410	24,359,233
			36,670,701

TOTAL INFORMATION TECHNOLOGY			274,121,227

MATERIALS - 0.5%
Chemicals - 0.2%
Linde PLC		29,700	8,927,820
Containers & Packaging - 0.3%
Crown Holdings, Inc.		60,200	6,215,048
WestRock Co.		212,500	12,393,000
			18,608,048

TOTAL MATERIALS			27,535,868

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.		46,600	11,904,436
Lamar Advertising Co. Class A		143,000	14,989,260
			26,893,696
UTILITIES - 3.1%
Electric Utilities - 1.9%
Exelon Corp.		266,100	12,006,432
NextEra Energy, Inc.		912,800	66,835,216
NRG Energy, Inc.		192,900	6,201,735
PG&E Corp. (f)		221,000	2,240,940
Xcel Energy, Inc.		307,026	21,762,003
			109,046,326
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.		313,100	5,062,827
Multi-Utilities - 1.1%
Ameren Corp.		215,605	18,153,941
Dominion Energy, Inc.		374,600	28,522,044
WEC Energy Group, Inc.		154,000	14,462,140
			61,138,125

TOTAL UTILITIES			175,247,278

TOTAL COMMON STOCKS
(Cost $1,893,577,501)			2,786,564,857

Preferred Stocks - 7.9%
Convertible Preferred Stocks - 2.4%
COMMUNICATION SERVICES - 0.4%
Media - 0.2%
ViacomCBS, Inc. Series A 5.75%		158,090	11,537,408
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. 5.25% (b)		10,150	12,514,747
TOTAL COMMUNICATION SERVICES			24,052,155
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
Aptiv PLC Series A, 5.50%		25,300	4,285,820
Internet & Direct Marketing Retail - 0.0%
Chewy, Inc. 6.50% (b)		1,000	1,694,400
TOTAL CONSUMER DISCRETIONARY			5,980,220
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bunge Ltd. 4.875%		14,000	1,676,500
FINANCIALS - 0.1%
Banks - 0.0%
Bank of America Corp. Series L, 7.25%		65	91,390
Wells Fargo & Co. 7.50%		45	65,423
			156,813
Capital Markets - 0.1%
KKR & Co. LP Series C, 6.00%		55,000	4,089,800
TOTAL FINANCIALS			4,246,613
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 6.50%		94,600	5,157,592
Boston Scientific Corp. Series A, 5.50%		70,500	8,061,675
Danaher Corp.:
4.75%		4,300	7,447,256
Series B, 5.00%		4,860	6,915,294
			27,581,817
Health Care Technology - 0.0%
Change Healthcare, Inc. 6.00%		22,000	1,735,021
Life Sciences Tools & Services - 0.1%
Avantor, Inc. Series A, 6.25%		44,300	4,412,280
TOTAL HEALTH CARE			33,729,118
INDUSTRIALS - 0.1%
Construction & Engineering - 0.0%
Fluor Corp. 6.50% (b)		2,300	2,432,940
Machinery - 0.1%
Colfax Corp. 5.75%		14,100	2,540,855
TOTAL INDUSTRIALS			4,973,795
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.0%
Sabre Corp. Series A, 6.50%		400	70,040
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc. Series A, 8.00%		6,600	9,906,600
TOTAL INFORMATION TECHNOLOGY			9,976,640
MATERIALS - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA 5.50%		96,300	7,302,429
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
QTS Realty Trust, Inc. 6.50%		8,100	1,154,736
UTILITIES - 0.8%
Electric Utilities - 0.5%
American Electric Power Co., Inc. 6.125%		29,100	1,464,894
NextEra Energy, Inc.:
4.872%		159,300	8,833,185
5.279%		93,900	4,507,200
6.219%		59,600	2,889,408
PG&E Corp.		57,500	5,781,625
Southern Co. 6.75%		90,300	4,678,443
			28,154,755
Gas Utilities - 0.1%
Spire, Inc. (f)		33,700	1,784,078
UGI Corp. 7.125%		24,100	2,506,400
			4,290,478
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp. 6.875%		64,100	6,689,476
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. 2.00% ZENS		23,475	1,503,809
Dominion Energy, Inc. 7.25%		1,100	109,241
DTE Energy Co. 6.25%		48,400	2,464,044
NiSource, Inc. 7.75%		800	84,056
			4,161,150
Water Utilities - 0.0%
Essential Utilities, Inc. 6.00%		24,000	1,429,680
TOTAL UTILITIES			44,725,539

TOTAL CONVERTIBLE PREFERRED STOCKS			137,817,745

Nonconvertible Preferred Stocks - 5.5%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
4.75%		160,000	4,099,200
5.125%		85,000	2,236,350
5.35%		100,000	2,628,930
BCE, Inc. Series R		53,100	791,001
			9,755,481
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc. 6.625%		10,000	275,000
U.S. Cellular Corp. 6.25%		65,000	1,730,950
			2,005,950
TOTAL COMMUNICATION SERVICES			11,761,431
CONSUMER DISCRETIONARY - 0.1%
Leisure Products - 0.1%
Brunswick Corp.:
6.375%		20,000	576,000
6.50%		45,000	1,265,850
6.625%		30,000	837,900
			2,679,750
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. Series L, 5 year U.S. Treasury Index + 3.150% 4.959% (d)(e)		12,100	242,484
Energy Transfer LP Series C, 7.375% (d)		60,000	1,474,200
Global Partners LP Series B, 9.50%		60,000	1,575,000
			3,291,684
FINANCIALS - 3.9%
Banks - 2.7%
Bank of America Corp.:
4.375%		257,200	6,548,312
5.00%		270,000	7,303,500
Series GG, 6.00%		255,000	7,043,100
Series HH, 5.875%		185,744	5,132,107
Series KK, 5.375%		350,000	9,653,000
Series PP, 4.125%		225,000	5,670,000
BOK Financial Corp. 5.375%		28,952	736,828
CIT Group, Inc. Series B 5.625%		150,000	3,951,000
Cullen/Frost Bankers, Inc. Series B 4.45%		15,000	379,650
First Citizens Bancshares, Inc.		30,000	797,100
First Republic Bank:
4.125%		30,000	758,700
5.125%		10,000	261,884
Series J, 4.70%		75,000	1,958,250
Series L, 4.375%		100,000	2,562,000
First Tennessee Bank NA 3 month U.S. LIBOR + 0.850% 3.75% (b)(d)(e)		12,500	10,625,000
JPMorgan Chase & Co.:
4.55%		325,000	8,424,000
4.625%		240,000	6,300,000
4.75%		200,000	5,232,000
Series AA, 6.10%		60,000	1,502,400
Series BB 6.15%		50,000	1,251,500
Series DD, 5.75%		290,000	7,937,300
Series EE, 6.00%		181,000	5,055,330
PNC Financial Services Group, Inc. Series P, 6.125% (d)		80,086	2,091,846
Regions Financial Corp. 4.45%		10,000	248,700
Truist Financial Corp.:
4.75%		80,000	2,101,600
Series O, 5.25%		24,000	660,720
U.S. Bancorp:
Series F, 6.50% (d)		59,451	1,558,805
Series K, 5.50%		41,000	1,154,560
Series L, 3.75%		25,000	612,250
Series M, 4.00%		80,000	2,009,600
Wells Fargo & Co.:
4.70%		300,000	7,728,000
5.20%		4,653	116,325
5.85% (d)		268,751	7,288,527
6.625% (d)		24,000	690,720
Class A 5.125%		10,000	255,500
Series CC, 4.375%		205,400	5,145,270
Series X, 5.50%		365,000	9,256,400
Series Y, 5.625%		75,000	1,949,250
Series Z, 4.75%		464,900	12,054,857
			154,005,891
Capital Markets - 0.4%
Apollo Global Management LLC Series B, 6.375%		10,000	268,200
B. Riley Financial, Inc.:
6.375%		53,300	1,366,079
6.50%		15,600	403,728
6.75%		1,400	36,111
6.875%		800	20,560
Charles Schwab Corp.:
4.45%		200,000	5,170,000
5.95%		3,000	76,020
Series C, 6.00%		2,500	62,525
GMAC Capital Trust I Series 2, 3 month U.S. LIBOR + 5.780% 5.983% (d)(e)		18,996	479,459
Morgan Stanley:
6.875% (d)		50,000	1,420,000
Series I, 6.375% (d)		30,000	866,700
Series K, 5.85% (d)		250,000	7,267,500
Northern Trust Corp. Series E, 4.70%		65,000	1,781,000
Oaktree Capital Group LLC:
6.55%		80,300	2,183,357
Series A, 6.625%		45,197	1,219,415
State Street Corp.:
Series D, 5.90% (d)		5,000	142,350
Series G, 5.35% (d)		20,000	587,800
Stifel Financial Corp. 5.20%		5,000	131,850
			23,482,654
Consumer Finance - 0.1%
Capital One Financial Corp.:
5.00%		15,000	393,150
Series J, 5.00%		117,000	2,995,200
Series L, 4.375%		12,000	298,440
Synchrony Financial Series A, 5.625%		40,000	1,068,400
			4,755,190
Diversified Financial Services - 0.1%
Carlyle Finance LLC 4.625%		40,000	1,012,800
Equitable Holdings, Inc.:
4.30%		26,000	651,560
Series A 5.25%		67,000	1,782,870
			3,447,230
Insurance - 0.6%
Allstate Corp.:
5.10%		160,000	4,392,000
Series G, 5.625%		20,000	555,800
Series I, 4.75%		40,000	1,070,800
Athene Holding Ltd.:
Series A, 6.35% (d)		125,000	3,650,000
Series B, 5.625%		100,000	2,693,000
Series C, 6.375% (d)		150,000	4,290,000
Series D, 4.875%		200,000	5,052,000
Hartford Financial Services Group, Inc.:
7.875% (d)		10,500	281,925
Series G, 6.00%		32,500	895,375
MetLife, Inc.:
5.625%		30,000	821,700
Series F 4.75%		70,000	1,861,300
Prudential Financial, Inc. 4.125%		25,000	643,500
W.R. Berkley Corp.:
4.125%		75,000	1,935,000
4.25%		55,000	1,408,550
5.10%		115,000	3,087,750
5.70%		34,071	919,917
5.75%		48,232	1,221,717
			34,780,334
Mortgage Real Estate Investment Trusts - 0.0%
KKR Real Estate Finance Trust, Inc. 6.50%		40,000	1,031,600
Two Harbors Investment Corp. Series C, 7.25% (d)		20,000	494,600
			1,526,200
TOTAL FINANCIALS			221,997,499
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Bombardier, Inc. Series 3, 3.983%		123,400	1,201,284
Commercial Services & Supplies - 0.0%
Pitney Bowes, Inc. 6.70%		300	7,434
Electrical Equipment - 0.1%
Babcock & Wilcox Enterprises, Inc.:
8.125%		223,600	5,813,600
Series A, 7.75%		50,000	1,245,000
			7,058,600
TOTAL INDUSTRIALS			8,267,318
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
National Retail Properties, Inc. Series F, 5.20%		45,000	1,143,450
Pebblebrook Hotel Trust 6.375%		20,000	518,000
Public Storage:
3.875%		10,000	256,900
Series C, 5.125%		40,099	1,018,114
Series D, 4.95%		25,000	637,750
Series E, 4.90%		328,535	8,446,635
Series F, 5.15%		5,298	140,927
Series G, 5.05%		45,937	1,207,684
Series H, 5.60%		7,100	198,232
Series I, 4.875%		30,000	817,500
Series J:
4.70%		52,500	1,431,150
4.75%		30,000	831,300
Series L, 4.625%		46,000	1,240,620
Series M, 4.125%		30,000	780,000
Summit Hotel Properties, Inc. Series E, 6.25%		18,400	502,136
Sunstone Hotel Investors, Inc.:
Series E, 6.95%		41,200	1,041,124
Series F, 6.45%		16,900	430,950
Series H, 6.125%		20,000	532,600
			21,175,072
Real Estate Management & Development - 0.0%
Brookfield Property Partners LP 5.75%		31,300	765,285
TOTAL REAL ESTATE			21,940,357
UTILITIES - 0.7%
Electric Utilities - 0.3%
Alabama Power Co. Series A, 5.00%		5,000	133,900
Duke Energy Corp.:
5.125%		10,000	260,200
5.625%		85,000	2,303,500
5.75%		11,800	330,046
Entergy Louisiana LLC 4.875%		5,000	126,500
Entergy New Orleans, Inc. 5.50%		7,217	183,745
Entergy, Inc.:
4.875%		8,000	202,160
Series A, 5.375%		10,000	272,100
NextEra Energy Capital Holdings, Inc. 5.65%		7,500	208,725
Southern Co.:
4.20%		29,000	734,570
5.25%		122,500	3,140,900
5.25%		186,487	4,904,608
Series A, 4.95%		135,000	3,643,650
			16,444,604
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Energy Partners LP 5.25%		115,000	3,087,750
Multi-Utilities - 0.3%
Brookfield Infrastructure Partners LP:
5.125%		50,000	1,293,000
Class A 5.00%		47,800	1,191,654
CMS Energy Corp.:
5.625%		108,258	2,945,700
5.875%		44,330	1,215,529
5.875%		42,943	1,166,761
Dominion Energy, Inc. Series A, 5.25%		31,034	788,574
DTE Energy Co.:
4.375%		45,000	1,152,000
6.00%		33,699	862,020
Series B, 5.375%		75,210	1,884,763
Series E, 5.25%		75,000	1,947,750
Integrys Energy Group, Inc. (d)		48,019	1,248,494
Sempra Energy 5.75%		100,459	2,736,503
			18,432,748
TOTAL UTILITIES			37,965,102

TOTAL NONCONVERTIBLE PREFERRED STOCKS			307,903,141

TOTAL PREFERRED STOCKS
(Cost $402,647,885)			445,720,886

Equity Funds - 17.3%
Fidelity Real Estate Equity Central Fund (h)
(Cost $834,841,599)		7,140,467	972,888,691
		Principal Amount(a)	Value

Preferred Securities - 8.4%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream Partners LP 7.375% (d)(i)		2,000,000	1,983,077
Enbridge, Inc. 5.75% 7/15/80 (d)		500,000	559,631
Energy Transfer LP:
6.25% (d)(i)		2,270,000	2,033,786
6.75% (d)(i)		500,000	502,184
7.125% (d)		2,500,000	2,604,377
Summit Midstream Partners LP 9.5% (d)(i)		191,000	134,435
			7,817,490
FINANCIALS - 8.1%
Banks - 6.6%
Bank of America Corp.:
4.3% (d)(i)		2,500,000	2,605,573
5.125% (d)(i)		15,500,000	16,861,041
5.2% (d)(i)		24,000,000	25,593,600
5.875% (d)(i)		17,000,000	19,294,192
6.1% (d)(i)		9,120,000	10,379,338
6.25% (d)(i)		11,575,000	13,035,756
6.3% (d)(i)		2,000,000	2,349,018
6.5% (d)(i)		5,000,000	5,697,137
CIT Group, Inc. 5.8% (d)(i)		2,675,000	2,833,572
Citigroup, Inc.:
3.875% (d)(i)		8,000,000	8,071,793
4% (d)(i)		5,000,000	5,145,109
5% (d)(i)		6,000,000	6,349,241
5.35% (d)(i)		5,000,000	5,187,401
5.9% (d)(i)		6,605,000	7,064,796
5.95% (d)(i)		11,750,000	12,929,990
6.25% (d)(i)		3,500,000	4,127,220
6.3% (d)(i)		6,000,000	6,466,064
Farm Credit Bank of Texas 5.7% (b)(d)		500,000	546,041
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5216% (d)(e)(i)		10,000,000	10,022,516
3 month U.S. LIBOR + 3.800% 3.9756% (d)(e)(i)		8,585,000	8,622,277
3.65% (d)(i)		13,000,000	13,086,625
4% (d)(i)		8,000,000	8,063,333
4.6% (d)(i)		16,270,000	16,843,503
4.625% (d)(i)		500,000	504,322
5% (d)(i)		16,015,000	17,103,032
5.15% (d)(i)		11,765,000	12,136,273
6% (d)(i)		12,000,000	12,937,270
6.1% (d)(i)		12,500,000	13,689,583
6.125% (d)(i)		7,000,000	7,597,483
6.75% (d)(i)		10,000,000	11,216,264
PNC Financial Services Group, Inc.:
4.85% (d)(i)		490,000	525,158
5% (d)(i)		1,730,000	1,937,927
6.75% (d)(i)		3,500,000	3,604,567
Truist Financial Corp.:
4.8% (d)(i)		4,000,000	4,303,000
4.95% (d)(i)		2,000,000	2,225,500
5.05% (d)(i)		2,000,000	2,097,615
5.1% (d)(i)		5,000,000	5,651,250
U.S. Bancorp 5.3% (d)(i)		1,500,000	1,701,459
Wells Fargo & Co.:
3.9% (d)(i)		24,000,000	24,799,591
5.875% (d)(i)		13,500,000	15,384,808
5.9% (d)(i)		20,500,000	22,575,231
			371,165,469
Capital Markets - 1.0%
Bank of New York Mellon Corp.:
3 month U.S. LIBOR + 3.420% 3.6066% (d)(e)(i)		2,250,000	2,274,653
3.7% (d)(i)		250,000	261,210
4.625% (d)(i)		2,000,000	2,175,982
4.7% (d)(i)		1,000,000	1,099,066
Charles Schwab Corp.:
4% (d)(i)		15,000,000	15,225,000
4% (d)(i)		13,500,000	14,149,500
4.625% (d)(i)		250,000	256,216
5.375% (d)(i)		8,000,000	8,967,500
7% (d)(i)		1,000,000	1,055,705
Goldman Sachs Capital II 3 month U.S. LIBOR + 0.760% 4% (d)(e)(i)		4,694,000	4,622,286
Goldman Sachs Group, Inc. 3.8% (d)(i)		3,000,000	3,015,670
Morgan Stanley 5.875% (d)(i)		711,000	818,505
Northern Trust Corp. 4.6% (d)(i)		2,285,000	2,496,743
State Street Corp. 3 month U.S. LIBOR + 3.590% 3.7809% (d)(e)(i)		583,000	588,313
			57,006,349
Consumer Finance - 0.4%
Ally Financial, Inc.:
4.7% (d)(i)		6,000,000	6,052,500
4.7% (d)(i)		17,500,000	18,071,050
			24,123,550
Diversified Financial Services - 0.0%
Equitable Holdings, Inc. 4.95% (d)(i)		750,000	823,385
Insurance - 0.1%
MetLife, Inc.:
3.7589% (d)(e)(i)		2,302,000	2,324,968
3.85% (d)(i)		300,000	315,198
			2,640,166

TOTAL FINANCIALS			455,758,919

INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
General Electric Co. 3.5139% (d)(e)(i)		3,630,000	3,518,971
Trading Companies & Distributors - 0.0%
Air Lease Corp. 4.65% (d)(i)		1,000,000	1,036,550

TOTAL INDUSTRIALS			4,555,521

UTILITIES - 0.1%
Electric Utilities - 0.1%
Duke Energy Corp. 4.875% (d)(i)		1,000,000	1,071,700
Edison International 5.375% (d)(i)		3,500,000	3,577,972
			4,649,672
Multi-Utilities - 0.0%
Dominion Energy, Inc. 4.65% (d)(i)		250,000	268,803
Sempra Energy 4.875% (d)(i)		2,500,000	2,728,151
			2,996,954

TOTAL UTILITIES			7,646,626

TOTAL PREFERRED SECURITIES
(Cost $456,332,530)			475,778,556
		Shares	Value

Money Market Funds - 7.8%
Fidelity Cash Central Fund 0.06% (j)		416,162,703	416,245,935
Fidelity Securities Lending Cash Central Fund 0.06% (j)(k)		22,499,729	22,501,979
TOTAL MONEY MARKET FUNDS
(Cost $438,746,387)			438,747,914
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $4,440,167,636)			5,667,835,786
NET OTHER ASSETS (LIABILITIES) - (0.6)%			(33,958,703)
NET ASSETS - 100%			$5,633,877,083

Currency Abbreviations

CAD – Canadian dollar

GBP – British pound

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $253,992,905 or 4.5% of net assets.

 (c) Level 3 security

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$81,812
Fidelity Real Estate Equity Central Fund	4,629,828
Fidelity Securities Lending Cash Central Fund	84,447
Total	$4,796,087

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Cash Central Fund was $73,781,336. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $1,452,323,151 and $1,109,858,330, respectively, during the period.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Real Estate Equity Central Fund	$659,096,925	$170,130,509	$8,803,925	$66,568	$152,398,614	$972,888,691	61.4%
Total	$659,096,925	$170,130,509	$8,803,925	$66,568	$152,398,614	$972,888,691

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$234,173,998	$207,318,770	$26,855,228	$--
Consumer Discretionary	253,335,500	247,355,280	5,980,220	--
Consumer Staples	451,991,420	430,758,255	21,233,165	--
Energy	188,841,044	177,526,392	11,314,652	--
Financials	571,651,430	559,856,817	11,794,613	--
Health Care	593,618,583	559,835,340	33,729,118	54,125
Industrials	311,810,896	306,837,101	4,973,795	--
Information Technology	284,097,867	274,121,227	9,976,640	--
Materials	34,838,297	27,535,868	7,302,429	--
Real Estate	49,988,789	48,834,053	1,154,736	--
Utilities	257,937,919	208,320,236	49,617,683	--
Corporate Bonds	548,134,882	--	544,821,756	3,313,126
Equity Funds	972,888,691	972,888,691	--	--
Preferred Securities	475,778,556	--	475,778,556	--
Money Market Funds	438,747,914	438,747,914	--	--
Total Investments in Securities:	$5,667,835,786	$4,459,935,944	$1,204,532,591	$3,367,251

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	0.0%
AAA,AA,A	0.1%
BBB	7.1%
BB	2.8%
B	0.7%
CCC,CC,C	0.1%
Not Rated	7.3%
Equities	74.6%
Short-Term Investments and Net Other Assets	7.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,624,346) — See accompanying schedule: Unaffiliated issuers (cost $3,166,579,650)	$4,256,199,181
Fidelity Central Funds (cost $1,273,587,986)	1,411,636,605
Total Investment in Securities (cost $4,440,167,636)		$5,667,835,786
Cash		674,725
Foreign currency held at value (cost $5,616)		5,741
Receivable for investments sold		1,302,912
Receivable for fund shares sold		4,390,626
Dividends receivable		8,143,012
Interest receivable		1,575,415
Distributions receivable from Fidelity Central Funds		76,532
Prepaid expenses		784
Other receivables		18,366
Total assets		5,684,023,899
Liabilities
Payable for investments purchased	$17,457,265
Payable for fund shares redeemed	6,419,636
Accrued management fee	2,441,505
Distribution and service plan fees payable	527,766
Other affiliated payables	744,419
Other payables and accrued expenses	54,246
Collateral on securities loaned	22,501,979
Total liabilities		50,146,816
Net Assets		$5,633,877,083
Net Assets consist of:
Paid in capital		$4,201,372,723
Total accumulated earnings (loss)		1,432,504,360
Net Assets		$5,633,877,083
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($784,032,775 ÷ 44,389,148 shares)(a)		$17.66
Maximum offering price per share (100/94.25 of $17.66)		$18.74
Class M:
Net Asset Value and redemption price per share ($312,846,080 ÷ 17,726,394 shares)(a)		$17.65
Maximum offering price per share (100/96.50 of $17.65)		$18.29
Class C:
Net Asset Value and offering price per share ($286,562,115 ÷ 16,305,197 shares)(a)		$17.57
Strategic Dividend and Income:
Net Asset Value, offering price and redemption price per share ($3,452,940,821 ÷ 193,974,977 shares)		$17.80
Class I:
Net Asset Value, offering price and redemption price per share ($631,441,136 ÷ 35,589,996 shares)		$17.74
Class Z:
Net Asset Value, offering price and redemption price per share ($166,054,156 ÷ 9,357,482 shares)		$17.75

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2021 (Unaudited)
Investment Income
Dividends		$50,184,723
Interest		3,824,804
Income from Fidelity Central Funds (including $84,447 from security lending)		4,796,087
Total income		58,805,614
Expenses
Management fee	$13,408,324
Transfer agent fees	3,693,399
Distribution and service plan fees	3,057,382
Accounting fees	542,445
Custodian fees and expenses	28,700
Independent trustees' fees and expenses	7,302
Registration fees	106,013
Audit	41,859
Legal	7,344
Miscellaneous	9,577
Total expenses before reductions	20,902,345
Expense reductions	(58,166)
Total expenses after reductions		20,844,179
Net investment income (loss)		37,961,435
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	213,705,632
Fidelity Central Funds	66,346
Foreign currency transactions	(11,212)
Total net realized gain (loss)		213,760,766
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	291,821,355
Fidelity Central Funds	152,398,614
Assets and liabilities in foreign currencies	12,725
Total change in net unrealized appreciation (depreciation)		444,232,694
Net gain (loss)		657,993,460
Net increase (decrease) in net assets resulting from operations		$695,954,895

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2021 (Unaudited)	Year ended November 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,961,435	$106,902,986
Net realized gain (loss)	213,760,766	156,741,174
Change in net unrealized appreciation (depreciation)	444,232,694	58,126,489
Net increase (decrease) in net assets resulting from operations	695,954,895	321,770,649
Distributions to shareholders	(218,258,514)	(320,764,609)
Share transactions - net increase (decrease)	507,504,237	(421,357,546)
Total increase (decrease) in net assets	985,200,618	(420,351,506)
Net Assets
Beginning of period	4,648,676,465	5,069,027,971
End of period	$5,633,877,083	$4,648,676,465

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Strategic Dividend & Income Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.11	$15.77	$15.18	$15.92	$14.63	$14.04
Income from Investment Operations
Net investment income (loss)A	.11	.33	.34	.40	.37	.38
Net realized and unrealized gain (loss)	2.18	1.01	1.23	(.02)	1.61	.84
Total from investment operations	2.29	1.34	1.57	.38	1.98	1.22
Distributions from net investment income	(.25)	(.30)	(.33)	(.38)B	(.38)B	(.35)
Distributions from net realized gain	(.49)	(.70)	(.65)	(.73)B	(.31)B	(.28)
Total distributions	(.74)	(1.00)	(.98)	(1.12)C	(.69)	(.63)
Net asset value, end of period	$17.66	$16.11	$15.77	$15.18	$15.92	$14.63
Total ReturnD,E,F	14.72%	9.04%	11.44%	2.50%	13.96%	9.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	.98%I	.99%	1.00%	1.00%	1.01%	1.02%
Expenses net of fee waivers, if any	.98%I	.99%	1.00%	1.00%	1.01%	1.02%
Expenses net of all reductions	.98%I	.99%	1.00%	1.00%	1.01%	1.02%
Net investment income (loss)	1.33%I	2.20%	2.28%	2.62%	2.41%	2.67%
Supplemental Data
Net assets, end of period (000 omitted)	$784,033	$666,152	$661,327	$559,334	$619,704	$701,171
Portfolio turnover rateJ	46%I	55%	58%	49%	64%	60%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.10	$15.76	$15.17	$15.90	$14.62	$14.03
Income from Investment Operations
Net investment income (loss)A	.09	.29	.30	.36	.33	.34
Net realized and unrealized gain (loss)	2.18	1.01	1.23	(.01)	1.61	.84
Total from investment operations	2.27	1.30	1.53	.35	1.94	1.18
Distributions from net investment income	(.23)	(.26)	(.29)	(.35)B	(.34)B	(.31)
Distributions from net realized gain	(.49)	(.70)	(.65)	(.73)B	(.31)B	(.28)
Total distributions	(.72)	(.96)	(.94)	(1.08)	(.66)C	(.59)
Net asset value, end of period	$17.65	$16.10	$15.76	$15.17	$15.90	$14.62
Total ReturnD,E,F	14.59%	8.77%	11.16%	2.31%	13.64%	8.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.22%I	1.24%	1.25%	1.25%	1.26%	1.27%
Expenses net of fee waivers, if any	1.22%I	1.24%	1.25%	1.25%	1.26%	1.27%
Expenses net of all reductions	1.22%I	1.23%	1.25%	1.25%	1.26%	1.27%
Net investment income (loss)	1.09%I	1.96%	2.04%	2.37%	2.16%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$312,846	$275,209	$275,564	$247,182	$263,012	$251,600
Portfolio turnover rateJ	46%I	55%	58%	49%	64%	60%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.03	$15.69	$15.10	$15.83	$14.56	$13.98
Income from Investment Operations
Net investment income (loss)A	.05	.21	.23	.28	.25	.27
Net realized and unrealized gain (loss)	2.17	1.01	1.22	(.01)	1.60	.83
Total from investment operations	2.22	1.22	1.45	.27	1.85	1.10
Distributions from net investment income	(.19)	(.19)	(.21)	(.26)B	(.27)B	(.24)
Distributions from net realized gain	(.49)	(.70)	(.65)	(.73)B	(.31)B	(.28)
Total distributions	(.68)	(.88)C	(.86)	(1.00)C	(.58)	(.52)
Net asset value, end of period	$17.57	$16.03	$15.69	$15.10	$15.83	$14.56
Total ReturnD,E,F	14.28%	8.22%	10.61%	1.76%	13.05%	8.22%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.73%I	1.75%	1.75%	1.76%	1.76%	1.78%
Expenses net of fee waivers, if any	1.73%I	1.74%	1.75%	1.76%	1.76%	1.78%
Expenses net of all reductions	1.73%I	1.74%	1.75%	1.75%	1.76%	1.77%
Net investment income (loss)	.58%I	1.45%	1.53%	1.86%	1.66%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$286,562	$278,672	$316,896	$349,003	$422,221	$392,853
Portfolio turnover rateJ	46%I	55%	58%	49%	64%	60%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.23	$15.88	$15.27	$16.01	$14.72	$14.12
Income from Investment Operations
Net investment income (loss)A	.14	.37	.39	.44	.41	.42
Net realized and unrealized gain (loss)	2.20	1.02	1.24	(.02)	1.62	.85
Total from investment operations	2.34	1.39	1.63	.42	2.03	1.27
Distributions from net investment income	(.28)	(.34)	(.37)	(.43)B	(.42)B	(.39)
Distributions from net realized gain	(.49)	(.70)	(.65)	(.73)B	(.31)B	(.28)
Total distributions	(.77)	(1.04)	(1.02)	(1.16)	(.74)C	(.67)
Net asset value, end of period	$17.80	$16.23	$15.88	$15.27	$16.01	$14.72
Total ReturnD,E	14.89%	9.35%	11.81%	2.78%	14.21%	9.39%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%H	.70%	.71%	.71%	.73%	.75%
Expenses net of fee waivers, if any	.69%H	.70%	.71%	.71%	.73%	.75%
Expenses net of all reductions	.69%H	.70%	.71%	.71%	.73%	.75%
Net investment income (loss)	1.62%H	2.49%	2.57%	2.91%	2.69%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$3,452,941	$2,751,272	$3,142,639	$2,903,986	$3,294,527	$3,314,523
Portfolio turnover rateI	46%H	55%	58%	49%	64%	60%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.18	$15.84	$15.23	$15.97	$14.69	$14.09
Income from Investment Operations
Net investment income (loss)A	.13	.36	.38	.44	.41	.42
Net realized and unrealized gain (loss)	2.19	1.02	1.24	(.02)	1.61	.85
Total from investment operations	2.32	1.38	1.62	.42	2.02	1.27
Distributions from net investment income	(.27)	(.34)	(.36)	(.42)B	(.42)B	(.38)
Distributions from net realized gain	(.49)	(.70)	(.65)	(.73)B	(.31)B	(.28)
Total distributions	(.76)	(1.04)	(1.01)	(1.16)C	(.74)C	(.67)C
Net asset value, end of period	$17.74	$16.18	$15.84	$15.23	$15.97	$14.69
Total ReturnD,E	14.86%	9.28%	11.82%	2.76%	14.17%	9.39%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%H	.73%	.74%	.74%	.75%	.76%
Expenses net of fee waivers, if any	.72%H	.73%	.74%	.74%	.75%	.76%
Expenses net of all reductions	.72%H	.73%	.74%	.74%	.75%	.76%
Net investment income (loss)	1.59%H	2.46%	2.54%	2.88%	2.67%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$631,441	$537,336	$545,366	$510,226	$658,324	$403,233
Portfolio turnover rateI	46%H	55%	58%	49%	64%	60%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.18	$15.84	$15.24	$15.61
Income from Investment Operations
Net investment income (loss)B	.14	.38	.40	.09
Net realized and unrealized gain (loss)	2.20	1.01	1.23	(.33)
Total from investment operations	2.34	1.39	1.63	(.24)
Distributions from net investment income	(.29)	(.36)	(.38)	(.13)
Distributions from net realized gain	(.49)	(.70)	(.65)	–
Total distributions	(.77)C	(1.05)C	(1.03)	(.13)
Net asset value, end of period	$17.75	$16.18	$15.84	$15.24
Total ReturnD,E	15.00%	9.43%	11.90%	(1.57)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.60%H	.61%	.61%	.64%H
Expenses net of fee waivers, if any	.60%H	.61%	.61%	.64%H
Expenses net of all reductions	.60%H	.60%	.61%	.64%H
Net investment income (loss)	1.71%H	2.59%	2.67%	3.57%H
Supplemental Data
Net assets, end of period (000 omitted)	$166,054	$140,035	$127,236	$28,937
Portfolio turnover rateI	46%H	55%	58%	49%

 A For the period October 2, 2018 (commencement of sale of shares) to November 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2021

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Strategic Dividend and Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Delayed Delivery & When Issued Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, certain conversion ratio adjustments, equity-debt classifications, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,259,197,768
Gross unrealized depreciation	(43,322,042)
Net unrealized appreciation (depreciation)	$1,215,875,726
Tax cost	$4,451,960,060

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Strategic Dividend & Income Fund	1,105,505,390	1,121,909,830

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$909,149	$25,404
Class M	.25%	.25%	736,916	1,373
Class C	.75%	.25%	1,411,317	95,299
			$3,057,382	$122,076

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$115,565
Class M	13,755
Class C(a)	5,546
$134,866

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$626,282.17
Class M	248,276.17
Class C	248,915.18
Strategic Dividend and Income	2,051,569.13
Class I	485,435.17
Class Z	32,922.04
	$3,693,399

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Strategic Dividend & Income Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Strategic Dividend & Income Fund	$16,368

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Strategic Dividend & Income Fund	13,492,038	39,536,876

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Strategic Dividend & Income Fund	$4,778

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Strategic Dividend & Income Fund	$9,963	$33,151	$3,043,830

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $51,044 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,122.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2021	Year ended November 30, 2020
Fidelity Strategic Dividend & Income Fund
Distributions to shareholders
Class A	$30,826,831	$41,826,596
Class M	12,351,855	16,756,451
Class C	11,630,074	17,597,996
Strategic Dividend and Income	131,089,760	200,410,291
Class I	25,501,482	35,572,377
Class Z	6,858,512	8,600,898
Total	$218,258,514	$320,764,609

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2021	Year ended November 30, 2020	Six months ended May 31, 2021	Year ended November 30, 2020
Fidelity Strategic Dividend & Income Fund
Class A
Shares sold	5,206,932	6,813,112	$87,329,765	$100,566,474
Reinvestment of distributions	1,846,509	2,703,106	29,621,945	40,520,895
Shares redeemed	(4,009,514)	(10,098,293)	(66,972,813)	(146,186,573)
Net increase (decrease)	3,043,927	(582,075)	$49,978,897	$(5,099,204)
Class M
Shares sold	1,727,370	3,002,330	$29,038,789	$43,824,203
Reinvestment of distributions	765,842	1,106,704	12,268,092	16,618,337
Shares redeemed	(1,860,608)	(4,498,645)	(31,100,451)	(64,861,803)
Net increase (decrease)	632,604	(389,611)	$10,206,430	$(4,419,263)
Class C
Shares sold	1,020,708	1,659,146	$17,135,690	$24,286,677
Reinvestment of distributions	722,196	1,137,110	11,508,070	17,099,252
Shares redeemed	(2,819,179)	(5,607,159)	(46,882,622)	(80,909,821)
Net increase (decrease)	(1,076,275)	(2,810,903)	$(18,238,862)	$(39,523,892)
Strategic Dividend and Income
Shares sold	30,164,839	18,625,880	$514,985,318	$277,040,763
Reinvestment of distributions	7,248,715	11,888,738	117,220,801	179,363,157
Shares redeemed	(12,941,528)	(58,877,270)	(217,904,998)	(827,726,642)
Net increase (decrease)	24,472,026	(28,362,652)	$414,301,121	$(371,322,722)
Class I
Shares sold	4,754,749	8,511,316	$80,744,364	$126,239,484
Reinvestment of distributions	1,476,637	2,198,547	23,789,019	33,031,247
Shares redeemed	(3,851,971)	(11,934,179)	(64,877,542)	(171,910,656)
Net increase (decrease)	2,379,415	(1,224,316)	$39,655,841	$(12,639,925)
Class Z
Shares sold	1,749,895	3,352,866	$29,544,593	$49,483,753
Reinvestment of distributions	365,880	503,225	5,896,607	7,546,737
Shares redeemed	(1,411,264)	(3,234,686)	(23,840,390)	(45,383,030)
Net increase (decrease)	704,511	621,405	$11,600,810	$11,647,460

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2020 to May 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period-B December 1, 2020 to May 31, 2021
Fidelity Strategic Dividend & Income Fund
Class A	.98%
Actual		$1,000.00	$1,147.20	$5.25
Hypothetical-C		$1,000.00	$1,020.04	$4.94
Class M	1.22%
Actual		$1,000.00	$1,145.90	$6.53
Hypothetical-C		$1,000.00	$1,018.85	$6.14
Class C	1.73%
Actual		$1,000.00	$1,142.80	$9.24
Hypothetical-C		$1,000.00	$1,016.31	$8.70
Strategic Dividend and Income	.69%
Actual		$1,000.00	$1,148.90	$3.70
Hypothetical-C		$1,000.00	$1,021.49	$3.48
Class I	.72%
Actual		$1,000.00	$1,148.60	$3.86
Hypothetical-C		$1,000.00	$1,021.34	$3.63
Class Z	.60%
Actual		$1,000.00	$1,150.00	$3.22
Hypothetical-C		$1,000.00	$1,021.94	$3.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SDI-SANN-0721
1.802376.117

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 22, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 22, 2021